Other Income (Expense) (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Other Income (Expense)

The following table presents a breakdown of other income (expense):

	Year ended December 31,
	2018	2017	2016
	(euros in thousands)
Finance income
Interest income and similar related income	1,809	1,112	88
Net gain on foreign exchange	6,034	—	—

	7,843	1,112	88
Other income	7,095	—	—
Finance costs
Interest and other expenses	(4)	(190)	—
Net loss on foreign exchange	—	(19,449)	(409)
Derivative financial instrument expense	—	(10,696)	(19,235)

	(4)	(30,335)	(19,644)

Total other income (expense)	14,934	(29,223)	(19,556)